Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised December 20, 2021),
for the iShares MSCI Global Multifactor ETF (ACWF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
The Underlying Index consisted of securities from approximately 729 companies from 40 countries or regions as of May 17, 2022. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The paragraphs “Consumer Discretionary Sector Risk” and “Mid‑Capitalization Companies Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised June 1, 2022),
for the iShares MSCI Intl Small‑Cap Multifactor ETF (ISCF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of securities from approximately 689 companies from the following countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The paragraphs “Consumer Discretionary Sector Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised June 1, 2022),
for the iShares MSCI USA Small‑Cap Multifactor ETF (SMLF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of securities from approximately 489 companies from the U.S. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the healthcare, information technology and financials industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The following is added to the section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks.”
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Mid‑Capitalization Companies Risk. Compared to large-capitalization companies, mid‑capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid‑capitalization companies may be more volatile and less liquid than those of large-capitalization companies.
The paragraphs “Consumer Discretionary Sector Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised June 1, 2022),
for the iShares MSCI USA Mid‑Cap Multifactor ETF (MIDF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of securities from approximately 91 companies from the U.S. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The following is added to the section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
The paragraphs “Consumer Discretionary Sector Risk,” “Industrials Sector Risk” and “Mid‑Capitalization Companies Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Global Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised December 20, 2021),
for the iShares MSCI Global Multifactor ETF (ACWF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
The Underlying Index consisted of securities from approximately 729 companies from 40 countries or regions as of May 17, 2022. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The paragraphs “Consumer Discretionary Sector Risk” and “Mid‑Capitalization Companies Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Intl Small-Cap Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised June 1, 2022),
for the iShares MSCI Intl Small‑Cap Multifactor ETF (ISCF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of securities from approximately 689 companies from the following countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The paragraphs “Consumer Discretionary Sector Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI USA Small-Cap Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised June 1, 2022),
for the iShares MSCI USA Small‑Cap Multifactor ETF (SMLF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of securities from approximately 489 companies from the U.S. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the healthcare, information technology and financials industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The following is added to the section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks.”
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Mid‑Capitalization Companies Risk. Compared to large-capitalization companies, mid‑capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid‑capitalization companies may be more volatile and less liquid than those of large-capitalization companies.
The paragraphs “Consumer Discretionary Sector Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI USA Mid-Cap Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised June 1, 2022),
for the iShares MSCI USA Mid‑Cap Multifactor ETF (MIDF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of securities from approximately 91 companies from the U.S. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The following is added to the section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
The paragraphs “Consumer Discretionary Sector Risk,” “Industrials Sector Risk” and “Mid‑Capitalization Companies Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.